IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
6300 LAMAR AVENUE
P. O. BOX 29217
SHAWNEE MISSION, KANSAS 66201-9217

April 29, 2009

Securities and Exchange Commission
100 F Street NE
Washington DC 20549

Re:	Ivy Funds Variable Insurance Portfolios (Registrant)
File Nos. 33-11466 and 811-5017/CIK No. 810016

Dear Sir or Madam:

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 49 to the Registration Statement under the Securities Act of 1933 and Amendment No. 49 under the Investment Company Act of 1940 for the above-referenced Registrant. This transmission contains a conformed signature page and a conformed opinion of counsel. The manually signed originals of these documents are maintained at the offices of the Registrant.

The Amendment reflects changes which are responsive to comments received by the Registrant from its SEC examiner, as well as non-material language, organizational and editorial changes regarding the reorganization of the Registrant. As stated on the cover page of the Amendment, upon effectiveness of the Amendment, the Registrant will be the successor issuer to the Predecessor Registrant and is expressly adopting the Registration Statement of the Predecessor Registrant as its own. This filing is being made pursuant to paragraph (b) of Rule 485. It is proposed that this filing will become effective on April 30, 2009.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-1923.

Very truly yours,

/s/Kristen A. Richards
Kristen A. Richards
Vice President, Assistant Secretary
and Associate General Counsel